COMMON STOCK	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
COMMON STOCK

The Company sold during 2011 and 2012, a total of 3,800,000 shares of common stock to 44 investors. Among them, 500,000 shares were sold to the Company’s Chief Executive Officer, and 100,000 shares were sold to the Company’s Chief Financial Officer. All shares were sold at $0.01 per share.